Series D Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Series D Convertible Preferred Stock

Note 12 - Series D Convertible Preferred Stock

On November 15, 2019, the Company entered into a securities purchase agreement with selected accredited investors whereby the Company offered (i) up to 238,871 shares of Series D Convertible Preferred Stock the (“Series D Shares”) at a price of $40.817 per share and (ii) a ten-year warrant (the “Series D Warrant”) to purchase 14,669,757 shares of common stock. The Series D Warrants are exercisable for a period of 10 years from issuance at an initial exercise price of $0.75 per share, subject to adjustment for traditional equity restructurings and reorganizations.

On November 21, 2019, the Company entered into a securities purchase agreement with FWHC Holdings, LLC (“FWHC”) an accredited investor for the purchase of 146,998 shares of Series D Convertible Preferred Stock, par value $0.001 per share and the Series D Warrant (the “FWHC Investment”; see note 14 - “Mezzanine Equity and Series D Convertible Preferred Stock” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

For the nine months ended September 30, 2021 and 2020, the Company recorded $0 and $278,476, respectively, in deemed dividends on the Series D Convertible Preferred Stock in accordance with the 8% stated dividend resulting in a total balance of Series D Convertible Preferred stock of $6,281,433 at September 30, 2020. All outstanding shares of Series D Convertible Preferred Stock were converted into 15,773,363 shares of Common Stock on July 28, 2020. The conversion was pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations.

As of December 31, 2020, the Company does not have any Series D Convertible Preferred Stock outstanding (see Note 9 - “Equity Transactions” to the consolidated financial statements in the Company’s 2020 Annual Report on Form 10-K).

Note 14- Mezzanine Equity and Series D Convertible Preferred Stock

Series D Convertible preferred Stock

On November 15, 2019, the Company entered into a securities purchase agreement with selected accredited investors whereby the Company offered (i) up to 238,871 shares of Series D Convertible Preferred Stock the (“Series D Shares”) at a price of $40.817 per share and (ii) a ten-year warrant (the “Series D Warrant”) to purchase 14,669,757 shares of common stock. The Series D Warrants are exercisable for a period of 10 years from issuance at an initial exercise price of $0.75 per share, subject to adjustment for traditional equity restructurings and reorganizations.

On November 21, 2019, the Company entered into a securities purchase agreement with FWHC HOLDINGS, LLC an accredited investor for the purchase of 146,998 shares of Series D Preferred Stock, par value $0.001 per share and the Series D Warrant resulting in $6.0 million in gross proceeds to the Company (the “FWHC Investment”).

The Company determined that the nature of the Series D Shares was more analogous to an equity instrument, and that the economic characteristics and risks of the embedded conversion option was clearly and closely related to the Series D Shares. As such, the conversion option was not required to be bifurcated from the host under ASC 815, Derivatives and Hedging. The Company recognized a beneficial conversion feature related to the Series D Shares of approximately $623,000 for the year ended December 31, 2019, which was credited to additional paid-in capital, and reduced the income available to common shareholders. Because the Series D Shares can immediately be converted by the holder, the beneficial conversion feature was immediately accreted and recognized as a deemed dividend to the preferred shareholders. Since the Series D Shares are redeemable in certain circumstances upon the occurrence of an event that is not solely within the Company’s control, they have been classified as mezzanine equity in the consolidated balance sheets.

The Company determined that the economic characteristics and risks of the embedded redemption provision were not clearly and closely related to the Series D Shares. The Company assessed the embedded redemption provision further, and determined it met the definition of a derivative and required classification as a derivative liability at fair value. On July 28, 2020, the Series D Shares were converted into shares of the Company’s common stock, at which time the redemption put liability was no longer applicable and its fair value was adjusted to $0.

The Company’s approach to the allocation of the proceeds to the financial instruments was to first allocate basis to the redemption put liability at its fair values and the residual value to the Series D Shares and the Series D Warrants. Based upon the amount allocated to the Series D Shares the Company was required to determine if a beneficial conversion feature (“BCF”) was present. A BCF represents the intrinsic value in the convertible instrument, adjusted for amounts allocated to other financial instruments issued in the financing. The effective conversion price is calculated as the amount allocated to the convertible instrument divided by the number of shares to which it is indexed. However, a BCF is limited to the basis initially allocated. After allocating a portion of the proceeds to the other instruments, the effective conversion price was $0.24 compared to the share price of $0.28, resulting in a BCF of $623,045 or $0.04 per share for the year ended December 31, 2019.

Based upon the above accounting conclusions and the additional information provided below, the allocation of the proceeds arising from the Series D Preferred financing transaction is summarized in the table below:

November 21, 2019 Series D Convertible Preferred and warrant financing:	Proceeds Allocation	Financing Cost Allocation	Total Allocation
Gross proceeds	$6,000,000	$—	$6,000,000
Financing costs paid in cash	—	(111,983)	(111,983)
	$6,000,000	$(111,983)	$5,888,017

Derivative Liability:
Derivative Put Liability	$(614,095)	$—	$(614,095)
Deferred Financing costs	—	8,100	8,100

Redeemable preferred stock:
Series D Convertible Preferred Stock	(2,869,854)	—	(2,869,854)
Financing costs (APIC)	—	1,106	1,106
Financing costs (Retained Earnings)	—	66,265	66,265
Beneficial Conversion Feature	(623,045)	—	(623,045)

Investor Warrants (equity classified):
Proceeds allocation	(1,893,006)	—	(1,893,006)
Financing costs (APIC)	—	36,512	36,512
	$(6,000,000)	$111,983	$(5,888,017)

Since the Series D Convertible Preferred Stock is perpetual and convertible at any time, the resulting discount of $3,130,146 was accreted as a Preferred Stock dividend on the date of issuance to record the Series D Convertible Preferred Stock to its redemption value of $6,000,000.

On January 17, 2020, the Company entered into a securities purchase agreement with an accredited investor for the purchase of 2,450 shares of Series D Convertible Preferred Stock, par value $0.001 per share and a Series D Warrant resulting in $100,000 in gross proceeds to the Company. The Series D Convertible Preferred Stock and Warrants had the same terms as the FWHC Investment. There was no BCF associated with this financing because the effective conversion price after allocating a portion of the proceeds to the other instruments was higher than the share price.

January 17, 2020 Series D Convertible Preferred and warrant financing:	Proceeds Allocation
Gross proceeds	$100,000
Financing costs paid in cash	—
$100,000

Derivative Liability:
Derivative Put Liability	$(5,305)

Redeemable preferred stock:
Series D Convertible Preferred Stock	(62,793)

Investor Warrants (equity classified):
Proceeds allocation	(31,902)

$(100,000)

Since the Series D Convertible Preferred Stock is perpetual and convertible at any time, the resulting discount of $37,207 was accreted as a Preferred Stock dividend on the date of issuance to record the Series D Convertible Preferred Stock to its redemption value of $100,000.

For the year ended December 31, 2020, the Company recorded approximately $278,000 in deemed dividends on the Series D Convertible Preferred Stock in accordance with the 8% stated dividend resulting in a total balance of Series D Convertible Preferred stock of $6,401,762. All outstanding shares of Series D Convertible Preferred Stock were converted into 15,773,363 shares of Common Stock on July 28, 2020. The conversion was pursuant to a mandatory conversion triggered by the majority holder of the Series D Convertible Preferred Stock as set forth in the Certificate of Designations.

Mezzanine Equity Rollforward (Series D Convertible Preferred Stock)

Balance at January 8, 2019	$-
Issuance of Series D Convertible Preferred Stock	2,869,853
Inception deemed dividend	3,130,147
Deemed dividend (8%)	60,493
Balance at December 31, 2019	6,060,493
Issuance of Series D Convertible Preferred Stock	62,793
Inception deemed dividend	37,207
Deemed dividend (8%)	277,719
Mandatory conversion of Series D Convertible Preferred Stock to Common Stock	(6,438,212)
Balance at December 31, 2020	$-

Series D Convertible Preferred Stock Preferences

Voting Rights

Holders of our Series D Convertible Preferred Stock (“Series D Holders”) have the right to receive notice of any meeting of holders of common stock or Series D Convertible Preferred Stock and to vote upon any matter submitted to a vote of the holders of common stock or Series D Convertible Preferred Stock. Each Series D Holder shall vote on each matter submitted to them with the holders of common stock. There are no shares of Series D Convertible Preferred Stock outstanding as of December 31, 2020.

Liquidation

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, each Series D Holder shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefore, a preferential amount in cash equal to the stated value plus all accrued and unpaid dividends. All preferential amounts to be paid to the Series D Holders in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company’s to the holders of the Company’s Series B and common stock. The Company accrues these dividends as they are earned each period.